Parent Company Financial Information - Schedule of Condensed Statements of Cash Flows (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Net loss	$ (5,502,060)	$ (1,731,725)
Net other operating activities	(213,974)	82,931
Net cash provided by (used in) operating activities	(515,284)	1,794,726
Capital contribution in bank	(730,685)	(449,679)
Net cash provided by (used in) investing activities	11,194,123	(7,589,404)
Proceeds from issuance of preferred stock		1,000,000
Proceeds from issuance of common stock from secondary stock offering	210,000	1,120,000
Proceeds from exercise of stock options		10,001
Net cash provided by (used in) financing activities	(5,742,467)	6,572,552
Net decrease in cash and due from banks	4,936,372	777,874
Cash and due from banks at beginning of year	7,807,478	7,029,604
Cash and due from banks, end of period	12,743,850	7,807,478
Parent Company [Member]
Net loss	(5,502,060)	(1,731,725)
Losses of subsidiaries	5,257,315	1,454,735
Net other operating activities	235,537
Net cash provided by (used in) operating activities	(9,208)	(276,990)
Capital contribution in bank		(1,861,245)
Net cash provided by (used in) investing activities		(1,861,245)
Proceeds from issuance of preferred stock		1,000,000
Proceeds from issuance of common stock from secondary stock offering	210,000	1,120,000
Proceeds from exercise of stock options		10,001
Net cash provided by (used in) financing activities	210,000	2,130,001
Net decrease in cash and due from banks	200,792	(8,234)
Cash and due from banks at beginning of year	4,817	13,051
Cash and due from banks, end of period	$ 205,609	$ 4,817